Lease Contracts (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Analysis of Right-Of-Use Assets
Analysis of
right-of-use
assets by category of underlying property as of December 31, 2019.

	Real Estate	Other assets	Total
At January 1, 2019	—	—	—
First application of IFRS 16	23,462	330	23,792
Addition of assets	—	130	130
D epreciation expense	(3,257)	(125)	(3,382)
Translation adjustments and other	48	—	48

At December 31, 2019	20,253	336	20,589

Summary of Analysis of Maturities of Lease Liabilities	Analysis of maturities of lease liabilities as of December 31, 2019.

12/31/2019
Less than One Y ear	3,281
One to Five Years	13,282
More than Five Years	6,296

Total	22,860